Investments carried under the equity method, Breakdown of stand-alone amounts (Details) $ in Thousands					12 Months Ended
		Mar. 01, 2023	Nov. 30, 2022 MW	Jun. 16, 2021 MW	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Investments in associates [Abstract]
Non-current assets					$ 7,732,151		$ 8,069,183
Current assets					982,182		1,031,728
Project debt					4,319,260		4,553,052		$ 5,036,193
Other non-current liabilities					6,517,742		6,792,862
Other current liabilities					607,782		519,002
Revenue					1,099,894		1,102,029		1,211,749
Net profit/(loss)					36,448		(2,087)		(10,918)
Investment under the equity method					230,307		$ 260,031		$ 294,581
Ownership interest							49.00%		49.00%
Share of profit					$ 13,207		$ 21,465
Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions					75.00%
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares					50.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
% Shares					30.00%
Ownership interest					100.00%
Share of profit					$ (200)		$ (5,300)
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
% Shares				49.00%	49.00%	[1]	49.00%	[1]
Non-current assets	[1]				$ 411,099		$ 435,029
Current assets	[1]				25,777		14,198
Project debt	[1]				0		0
Other non-current liabilities	[1]				56,508		57,596
Other current liabilities	[1]				11,285		11,515
Revenue	[1]				82,849		103,362
Operating profit/(loss)	[1]				21,024		42,662
Net profit/(loss)	[1]				19,752		40,992
Investment under the equity method	[1]				175,351		181,735
Gross capacity | MW				596
Share of profit					$ 9,700		$ 20,100
Windlectric Inc. [Member]
Investments in associates [Abstract]
% Shares	[2]				30.00%		30.00%
Non-current assets	[2]				$ 284,618		$ 278,504
Current assets	[2]				30,884		3,338
Project debt	[2]				0		0
Other non-current liabilities	[2]				159,406		167,519
Other current liabilities	[2]				77,389		43,227
Revenue	[2]				21,514		24,996
Operating profit/(loss)	[2]				8,515		10,560
Net profit/(loss)	[2]				(2,157)		(15)
Investment under the equity method	[2]				$ 1,910		$ 18,935
Ownership interest					100.00%
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
% Shares	[3]				25.50%		25.50%
Non-current assets	[3]				$ 155,338		$ 150,623
Current assets	[3]				63,451		66,246
Project debt	[3]				35,569		43,579
Other non-current liabilities	[3]				20,240		18,902
Other current liabilities	[3]				4,653		4,257
Revenue	[3]				56,172		55,267
Operating profit/(loss)	[3]				34,576		33,374
Net profit/(loss)	[3]				27,084		26,768
Investment under the equity method	[3]				$ 40,635		42,128
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares					51.00%
Share of profit					$ 6,900		$ 6,800
Akuo Atlantica PMGD Holding S.P.A [Member]
Investments in associates [Abstract]
% Shares			49.00%		49.00%	[4]	49.00%	[4]
Non-current assets	[4]				$ 56,214		$ 14,814
Current assets	[4]				7,210		2,828
Project debt	[4]				24,214		0
Other non-current liabilities	[4]				18,090		8,755
Other current liabilities	[4]				13,739		326
Revenue	[4]				192		0
Operating profit/(loss)	[4]				(75)		0
Net profit/(loss)	[4]				(83)		(348)
Investment under the equity method	[4]				$ 4,409		$ 4,450
Gross capacity | MW			80
Colombian Portfolio of Renewable Energy Entities [Member]
Investments in associates [Abstract]
% Shares		30.00%			50.00%
Non-current assets					$ 9,092
Current assets					4,970
Project debt					0
Other non-current liabilities					9,872
Other current liabilities					956
Revenue					0
Operating profit/(loss)					(587)
Net profit/(loss)					1,920
Investment under the equity method					$ 4,754
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
% Shares	[5]						30.00%
Non-current assets	[5]						$ 138,931
Current assets	[5]						112,352
Project debt	[5]						159,382
Other non-current liabilities	[5]						90,474
Other current liabilities	[5]						4,328
Revenue	[5]						45,625
Operating profit/(loss)	[5]						1,680
Net profit/(loss)	[5]						(17,747)
Investment under the equity method	[5]						$ 10,034
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares					50.00%		50.00%
Non-current assets					$ 1,749		$ 2,045
Current assets					0		0
Project debt					0		0
Other non-current liabilities					1		0
Other current liabilities					0		1
Revenue					0		0
Operating profit/(loss)					(149)		(168)
Net profit/(loss)					(149)		(168)
Investment under the equity method					$ 1,337		$ 1,411
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares					57.16%		57.16%
Non-current assets					$ 15,839		$ 15,551
Current assets					1,005		1,020
Project debt					0		0
Other non-current liabilities					13,538		13,635
Other current liabilities					159		232
Revenue					878		860
Operating profit/(loss)					(59)		(60)
Net profit/(loss)					(91)		(89)
Investment under the equity method					$ 807		$ 858
Atlantica SailH2, S.L. [Member]
Investments in associates [Abstract]
% Shares					50.00%
Non-current assets					$ 499
Current assets					333
Project debt					0
Other non-current liabilities					0
Other current liabilities					165
Revenue					0
Operating profit/(loss)					0
Net profit/(loss)					0
Investment under the equity method					$ 653
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares					40.02%		40.02%
Non-current assets					$ 2,218		$ 2,317
Current assets					83		12
Project debt					0		0
Other non-current liabilities					1,308		1,386
Other current liabilities					181		111
Revenue					0		0
Operating profit/(loss)					63		57
Net profit/(loss)					0		0
Investment under the equity method					$ 0		$ 0
Liberty Infraestructuras S.L. [Member]
Investments in associates [Abstract]
% Shares					20.00%		20.00%
Non-current assets					$ 81		$ 93
Current assets					357		283
Project debt					0		0
Other non-current liabilities					0		0
Other current liabilities					0		37
Revenue					4		0
Operating profit/(loss)					(46)		0
Net profit/(loss)					(68)		(22)
Investment under the equity method					$ 0		$ 29
Fontanil Solar, S.L.U. [Member]
Investments in associates [Abstract]
% Shares					25.00%		25.00%
Non-current assets					$ 328		$ 117
Current assets					13		7
Project debt					0		0
Other non-current liabilities					354		99
Other current liabilities					7		24
Revenue					0		0
Operating profit/(loss)					(1)		(1)
Net profit/(loss)					(18)		(2)
Investment under the equity method					$ 229		$ 229
Murum Solar, S.L.U. [Member]
Investments in associates [Abstract]
% Shares					25.00%		25.00%
Non-current assets					$ 266		$ 228
Current assets					35		8
Project debt					0		0
Other non-current liabilities					314		180
Other current liabilities					0		59
Revenue					0		0
Operating profit/(loss)					(1)		(1)
Net profit/(loss)					(15)		(5)
Investment under the equity method					$ 222		$ 222

[1]	2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements. Share of profit of 2007 Vento II, LLC.included in these Consolidated Financial Statements amounts to $9.7 million in 2023 and $20.1 million in 2022.
[2]	Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.
[3]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.9 million in 2023 and $6.8 million in 2022.
[4]	Akuo Atlantica PMGD Holding S.P.A. is the holding company of a 80 MW portfolio of solar PV assets in Chile, which is currently under construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Financial Statements.
[5]	Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V., which was accounted for under the equity method in the Consolidated Financial Statements as of December 31, 2022. Arroyo Netherlands II B.V. is 30% owned by Atlantica. The investment held by Atlantica in Pemcorp has been classified as held for sale in these Consolidated Financial (Note 8). Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a $0.2 million profit in 2023 and a $5.3 million loss in 2022.